VESSELS AND OTHER FIXED ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Vessels and Other Fixed Assets, Net [Line Items]
Depreciation and amortization	$ 1,392	$ 3,830
Vessels undiscounted projected net operating cash flows excess carrying value	60.00%